REVENUES - Contract assets activity (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Beginning balance	$ 145,341	$ 303,910	$ 167,126	$ 206,750	$ 206,750
Recognition of costs on contracts where performance obligations completed during the period	(71,163)	(287,375)	(159,378)	(206,750)	(206,750)
Deferral of costs on contracts where performance obligations were not complete	267,310	128,806	103,404	167,126	303,910	$ (343,646)
Ending balance	$ 341,488	$ 145,341	$ 111,152	$ 167,126	$ 303,910	$ 206,750